Income taxes (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
IncomeTaxes [Line Items]
Current tax liabilities, current	$ 20,504,374	$ 75,885,449
Chilean income taxes
IncomeTaxes [Line Items]
Current tax liabilities, current		71,587,790
Chilean income taxes | CHILE
IncomeTaxes [Line Items]
Current tax liabilities, current	12,928,404
Monthly provisional payments
IncomeTaxes [Line Items]
Current tax liabilities, current	6,133,335	3,946,196
Chilean Unique Taxes [Member]
IncomeTaxes [Line Items]
Current tax liabilities, current	165,936	101,474
Others
IncomeTaxes [Line Items]
Current tax liabilities, current	$ 1,276,699	$ 249,989